Schedule H, Line 4(a) – Schedule of Delinquent Participant Contributions (Details) - EBP 6.0 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Plan number	006
Nonexempt prohibited transactions		$ 3,080
Contributions not corrected		119
Contributions corrected outside VFCP		2,961
Contributions pending correction in VFCP		0
Total fully corrected under VFCP and PTE 2002-51		$ 0